Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill

Description	Goodwill
Balance as of January 1, 2023	$9,054
Effect of exchange rate changes	(106)
Balance as of March 31, 2023	$8,948

Description	Goodwill
Balance as of January 1, 2021	$9,645
Effect of exchange rate changes	167
Balance as of December 31, 2021	9,812
Acquisition of GIGA on September 8, 2022	10,459
Impairment	(10,459)
Effect of exchange rate changes	(758)
Balance as of December 31, 2022	$9,054